Leases, Summary (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	£ 49,033,000	£ 43,344,000
Lease Liabilities Included in Consolidated Statements of Financial Position [Abstract]
Current	1,555,000	1,255,000
Lease liabilities	28,248,000	25,355,000
Total lease liabilities	29,803,000	26,610,000
Amounts Recognized for Lease Liabilities in Consolidated Statements of Loss [Abstract]
Interest on lease liabilities	1,796,000	1,732,000	£ 2,401,000
Amounts recognized in Consolidated Statement of Cash Flows [Abstract]
Total cash outflow for leases	3,208,000	3,159,000	£ 4,426,000
Less than One Year [Member]
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	3,504,000	2,929,000
One to Five Years [Member]
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	11,639,000	10,289,000
More than Five Years [Member]
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	£ 33,890,000	£ 30,126,000